Celebrating 50 Years

This year marks 50 years of business for Franklin Templeton. Over these years, we have experienced profound changes in technology, regulations and customer expectations within the mutual fund industry. As one of the largest mutual fund families, we're proud to be an innovative industry leader, providing people like you with an opportunity to invest in companies and governments around the globe. We thank you for your past support and look forward to serving your investment needs in the years ahead.

Table of Contents
                                                         Page
President's Letter                                          2
Performance Summaries
Franklin Templeton
Conservative Target Fund                                    3
Franklin Templeton
Moderate Target Fund                                        5
Franklin Templeton
Growth Target Fund                                          7
Statement of Investments                                    9
Financial Statements                                       13

PRESIDENT'S LETTER
                                                       March 17, 1997
Dear Shareholder:

We are pleased to enclose the first semi-annual report for the Franklin Templeton Fund Allocator Series (Target Funds), covering the period ended January 31, 1997. Because the Series' inception date was December 31, 1996, this report covers only a one-month period of operation. Still, we appreciate this early opportunity to communicate with you.

Each of the three Target Funds comprising the Series is a fund-of-funds, investing within a selected group of Franklin Templeton funds, which we call the "underlying funds." The Target Funds employ a disciplined asset allocation process in determining the mix of underlying funds held. By offering three separate Target Funds, each corresponding to a different level of risk tolerance, we permit investors, with the help of their investment representative, to select the Target Fund (or combination of Funds) most closely matching their objectives and risk preferences. The underlying funds include a broad cross-section of the Franklin Templeton fund family, enabling us to construct portfolios that are diversified by region, manager style, and industrial sectors -- across stock, bond and money markets.*

Performance for the month covered by this report reflected the generally strong January performance of the underlying funds held and of the securities markets in which these underlying funds invest. For detailed information on fund performance and asset allocations as of the end of the fiscal period, please see the individual fund reports noted in the Table of Contents. Of course, the Franklin Templeton Fund Allocator Series is designed for long-term investors, and therefore, we encourage you not to focus on short-term performance, whether strong or weak.

We thank you for investing with us and trust you will find that the Franklin Templeton Fund Allocator Series helps to simplify your investment life and meet your investment goals.

Yours sincerely,


Donald P. Gould
President and Portfolio Manager

*The Franklin Templeton Target Funds are non-diversified funds because they invest in the securities of a limited number of mutual funds. The risks of investing in a non-diversified fund, such as increased susceptibility to adverse economic or regulatory developments, are described in the attached prospectus.

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

Your Fund's Objective:

The Franklin Templeton Conservative Target Fund employs an active asset allocation process in seeking to achieve the highest level of total return consistent with a lower level of risk than the other two Target Funds.

Performance Summary

Class I

The Franklin Templeton Conservative Target Fund - Class I reported a total return of 1.60% for the one-month period beginning December 31, 1996, through January 31, 1997. Total return measures the change in value of an investment, and does not include the initial sales charge.

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT

As measured by net asset value, the price of the fund's shares increased by $0.16, from $10.00 on December 31, 1996, to $10.16 on January 31, 1997. Of
course, past performance cannot guarantee future results.

Class II

The Franklin Templeton Conservative Target Fund - Class II reported a total return of 1.60% for the one-month period beginning December 31, 1996, through January 31, 1997. Total return measures the change in value of an investment, and does not include sales charges.

As measured by net asset value, the price of the fund's shares increased by $0.16, from $10.00 on December 31, 1996, to $10.16 on January 31, 1997. Of
course, past performance cannot guarantee future results.

Franklin Templeton Conservative Target Fund
Period ended 1/31/97
                                                           Class I    Class II
                                                            Since       Since
                                                          Inception   Inception
                                                         (12/31/96)  (12/31/96)
Cumulative Total Return1                                     1.60%       1.60%
Aggregate Total Return2                                     -2.96%      -0.40%
Value of $10,000 Investment3                                $9,704      $9,960

1. Cumulative total return measures the change in value of an investment over the period indicated and does not include sales charges. See Note below.

2. Aggregate total return measures the change in value of an investment over the period indicated and includes, for Class I shares, the maximum 4.50% initial sales charge or, for Class II shares, the 1.00% initial sales charge and the 1.00% contingent deferred sales charge applicable to shares redeemed within 18 months of purchase. Since the fund has existed for less than one year, average annual total returns are not provided. See Note below.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the period indicated and include all appropriate sales charges. See Note below.

Note: Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

FRANKLIN TEMPLETON MODERATE TARGET FUND

Your Fund's Objective:

The Franklin Templeton Moderate Target Fund employs an active asset allocation process in seeking to achieve the highest level of total return consistent with more risk than the Conservative Target Fund and less risk than the Growth Target Fund.

Performance Summary

Class I

The Franklin Templeton Moderate Target Fund - Class I reported a total return of 2.60% for the one-month period beginning December 31, 1996, through January 31, 1997. Total return measures the change in value of an investment, and does not include the initial sales charge.

As measured by net asset value, the price of the fund's shares increased by $0.26, from $10.00 on December 31, 1996, to $10.26 on January 31, 1997. Of
course, past performance cannot guarantee future results.

Class II

The Franklin Templeton Moderate Target Fund - Class II reported a total return of 2.60% for the one-month period beginning December 31, 1996, through January 31, 1997. Total return measures the change in value of an investment, and does not include sales charges.

GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT

As measured by net asset value, the price of the fund's shares increased by $0.26, from $10.00 on December 31, 1996, to $10.26 on January 31, 1997. Of
course, past performance cannot guarantee future results.

Franklin Templeton Moderate Target Fund
Period ended 1/31/97
                                                           Class I    Class II
                                                            Since       Since
                                                          Inception   Inception
                                                         (12/31/96)  (12/31/96)
Cumulative Total Return1                                     2.60%       2.60%
Aggregate Total Return2                                     -2.01%       0.59%
Value of $10,000 Investment3                                $9,799     $10,059

1. Cumulative total return measures the change in value of an investment over the period indicated and does not include sales charges. See Note below.

2. Aggregate total return measures the change in value of an investment over the period indicated and includes, for Class I shares, the maximum 4.50% initial sales charge or, for Class II shares, the 1.00% initial sales charge and the 1.00% contingent deferred sales charge applicable to shares redeemed within 18 months of purchase. Since the fund has existed for less than one year, average annual total returns are not provided. See Note below.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the period indicated and include all appropriate sales charges. See Note below.

Note: Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

FRANKLIN TEMPLETON GROWTH TARGET FUND

Your Fund's Objective:

The Franklin Templeton Growth Target Fund employs an active asset allocation process in seeking to achieve the highest level of total return consistent with a higher level of risk than the other two Target Funds.

Performance Summary

Class I

The Franklin Templeton Growth Target Fund - Class I reported a total return of 3.70% for the one-month period beginning December 31, 1996, through January 31, 1997. Total return measures the change in value of an investment, and does not include the initial sales charge.

As measured by net asset value, the price of the fund's shares increased by $0.37, from $10.00 on December 31, 1996, to $10.37 on January 31, 1997. Of
course, past performance cannot guarantee future results.

Class II

The Franklin Templeton Growth Target Fund - Class II reported a total return of 3.60% for the one-month period beginning December 31, 1996, through January 31, 1997. Total return measures the change in value of an investment, and does not include sales charges.

GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT

As measured by net asset value, the price of the fund's shares increased by $0.36, from $10.00 on December 31, 1996, to $10.36 on January 31, 1997. Of
course, past performance cannot guarantee future results.

Franklin Templeton Growth Target Fund
Period ended 1/31/97
                                                           Class I    Class II
                                                            Since       Since
                                                          Inception   Inception
                                                         (12/31/96)  (12/31/96)
Cumulative Total Return1                                     3.70%       3.60%
Aggregate Total Return2                                     -0.96%       1.58%
Value of $10,000 Investment3                                $9,904     $10,158

1. Cumulative total return measures the change in value of an investment over the period indicated and does not include sales charges. See Note below.

2. Aggregate total return measures the change in value of an investment over the period indicated and includes, for Class I shares, the maximum 4.50% initial sales charge or, for Class II shares, the 1.00% initial sales charge and the 1.00% contingent deferred sales charge applicable to shares redeemed within 18 months of purchase. Since the fund has existed for less than one year, average annual total returns are not provided. See Note below.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the period indicated and include all appropriate sales charges. See Note below.

Note: Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance is not predictive of future results.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Statement of Investments in Securities and Net Assets, January 31, 1997 (unaudited)



                                                                                                         Value
 Shares    Franklin Templeton Conservative Target Fund                                                 (Note 1)
           a     Mutual Funds 100.1%

  6,390          Franklin AGE High Income Fund .....................................................    $ 18,594
    817          Franklin Growth Fund...............................................................      19,627
    197          Franklin Real Estate Securities Fund ..............................................       3,108
    220          Franklin Small Cap Growth Fund ....................................................       4,657
    356          Franklin Templeton German Government Bond Fund.....................................       4,399
    546          Franklin Templeton Hard Currency Fund .............................................       5,828
    286          Franklin Templeton Japan Fund .....................................................       2,164
  3,598          Franklin U.S. Government Securities Fund ..........................................      24,428
  1,728          Franklin Utilities Fund............................................................      16,732
    121          Franklin Value Fund ...............................................................       2,374
    881          Mutual Discovery Fund .............................................................      15,858
    777          Mutual Shares Fund.................................................................      14,881
    193          Templeton Developing Markets Trust ................................................       3,203
    588          Templeton Foreign Fund ............................................................       6,170
  1,203          Templeton Global Bond Fund ........................................................      12,073
                                                                                                   -------------
                 Total Investments (Cost $152,475)100.1% ...........................................     154,096
                 Liabilities in Excess of Other Assets(0.1)% .......................................        (103)
                                                                                                   -------------
                 Net Assets100.0% ..................................................................    $153,993
                                                                                                   =============

                 At January 31, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $152,475 was as follows:
                 Aggregate gross unrealized appreciation for all investments in which there was an
                  excess of value over tax cost ....................................................     $ 2,358
                 Aggregate gross unrealized depreciation for all investments in which there was an
                  excess of tax cost over value ....................................................        (737)
                                                                                                   -------------
                 Net unrealized appreciation .......................................................     $ 1,621
                                                                                                   =============


aAll investments in the underlying funds are in Advisor Class or Class Z shares of those funds. Such shares carry no sales charges or distribution fees.

The accompanying notes are an integral part of these financial statements.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Statement of Investments in Securities and Net Assets, January 31, 1997 (unaudited)

                                                                                                         Value
 Shares    Franklin Templeton Moderate Target Fund                                                     (Note 1)

           a     Mutual Funds 100.0%
  3,235          Franklin AGE High Income Fund .....................................................     $ 9,415
    571          Franklin Equity Fund ..............................................................       5,310
  1,409          Franklin Growth Fund...............................................................      33,834
    535          Franklin Natural Resources Fund ...................................................       8,131
    214          Franklin Real Estate Securities Fund ..............................................       3,377
    239          Franklin Small Cap Growth Fund ....................................................       5,053
    647          Franklin Templeton German Government Bond Fund ....................................       7,990
     50          Franklin Templeton Japan Fund .....................................................         378
    982          Franklin U.S. Government Securities Fund ..........................................       6,671
  1,086          Franklin Utilities Fund............................................................      10,513
    131          Franklin Value Fund ...............................................................       2,577
  1,912          Mutual Discovery Fund .............................................................      34,421
    444          Mutual Shares Fund ................................................................       8,505
    315          Templeton Developing Markets Trust ................................................       5,218
    798          Templeton Foreign Fund ............................................................       8,379
  1,867          Templeton Global Bond Fund ........................................................      18,743
                                                                                                   -------------
                 Total Investments (Cost $165,479)100.0% ...........................................     168,515
                 Other Assets and Liabilities, Net .................................................          38
                                                                                                   -------------
                 Net Assets100.0% ..................................................................    $168,553
                                                                                                   =============

                 At January 31, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $165,479 was as follows:
                 Aggregate gross unrealized appreciation for all investments in which there was an excess
                  of value over tax cost ...........................................................     $ 3,602
                 Aggregate gross unrealized depreciation for all investments in which there was an excess
                  of tax cost over value ...........................................................        (566)
                                                                                                   -------------
                 Net unrealized appreciation .......................................................     $ 3,036
                                                                                                   =============


aAll investments in the underlying funds are in Advisor Class or Class Z shares of those funds. Such shares carry no sales charges or distribution fees.

The accompanying notes are an integral part of these financial statements.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Statement of Investments in Securities and Net Assets, January 31, 1997 (unaudited)

                                                                                                         Value
 Shares     Franklin Templeton Growth Target Fund                                                      (Note 1)
            a    Mutual Funds97.4%..................................................................
   3,998         Franklin Equity Fund ..............................................................    $ 37,182
   2,439         Franklin Growth Fund...............................................................      58,575
   1,415         Franklin Natural Resources Fund ...................................................      21,501
     377         Franklin Real Estate Securities Fund...............................................       5,934
     420         Franklin Small Cap Growth Fund ....................................................       8,889
   1,231         Franklin Templeton German Government Bond Fund ....................................      15,204
   1,828         Franklin U.S. Government Securities Fund...........................................      12,415
     760         Franklin Utilities Fund............................................................       7,356
     763         Franklin Value Fund ...............................................................      15,030
   3,313         Mutual Discovery Fund .............................................................      59,634
     779         Mutual Shares Fund.................................................................      14,917
     864         Templeton Developing Markets Trust ................................................      14,318
   1,409         Templeton Foreign Fund ............................................................      14,800
     300         Templeton Global Bond Fund ........................................................       3,015
     641         Templeton Pacific Growth Fund .....................................................       9,522
                                                                                                   -------------
                 Total Long Term Investments (Cost $293,422) .......................................     298,292
                                                                                                   -------------
  Face
 Amount
            b    Receivables from Repurchase Agreements4.6%
 $14,263         Joint Repurchase Agreement, 5.496%, 02/03/97 (Maturity Value $14,000) (Cost $13,994)
                  Aubrey G. Lanston & Co., Inc., (Maturity Value $1,512)
                 Collateral: U.S. Treasury Bills, 06/05/97
                 U.S. Treasury Notes, 5.125% - 9.125%, 04/30/97 - 05/15/99
                  B.T. Securities Corp., (Maturity Value $1,561)
                 Collateral: U.S. Treasury Notes, 6.00% - 7.125%, 12/31/97 - 10/15/98
                  Chase Securities, Inc., (Maturity Value $1,561)
                 Collateral: U.S. Treasury Notes, 5.25%, 12/31/97
                  Daiwa Securities America, Inc., (Maturity Value $1,561)
                 Collateral: U.S. Treasury Notes, 5.50% - 8.875%, 11/15/98 - 08/31/01
                  Donaldson, Lufkin & Jenrette Securities Corp., (Maturity Value $1,561)
                 Collateral: U.S. Treasury Notes, 5.50% - 6.125%, 07/31/97 - 12/31/00
                  Greenwich Capital Markets, Inc., (Maturity Value $1,561)
                 Collateral: U.S. Treasury Notes, 6.00% - 7.75%, 08/31/97 - 12/31/99
                  SBC Warburg, Inc., (Maturity Value $1,561)
                 Collateral: U.S. Treasury Notes, 6.625%, 06/30/01

                  The Nikko Securities Co. International, Inc., (Maturity Value $1,561)
                 Collateral: U.S. Treasury Notes, 6.25% - 8.75%, 07/15/99 - 06/30/01
                  UBS Securities, L.L.C., (Maturity Value $1,561)
                 Collateral: U.S. Treasury Notes, 5.875% - 13.375%, 06/30/98 - 08/15/01 ............    $ 13,994
                                                                                                   -------------
                 Total Investments (Cost $307,416)102.0% ...........................................     312,286
                 Liabilities in Excess of Other Assets(2.0)% .......................................      (6,088U)
                                                                                                   -------------
                 Net Assets100.0% ..................................................................    $306,198
                                                                                                   =============

                 At January 31, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $307,416 was as follows:
                 Aggregate gross unrealized appreciation for all investments in which there was an excess
                  of value over tax cost ...........................................................     $ 5,271
                 Aggregate gross unrealized depreciation for all investments in which there was an excess
                  of tax cost over value ...........................................................        (401)
                                                                                                   -------------
                 Net unrealized appreciation .......................................................     $ 4,870
                                                                                                   =============

PORTFOLIO ABBREVIATIONS:
L.L.C. - Limited Liability Corp.

aAll investments in the underlying funds are in Advisor Class or Class Z shares of those funds. Such shares carry no sales charges or distribution fees.

bFace amount for repurchase agreements is for the underlying collateral. See
Note 1(h) regarding joint repurchase agreement.

The accompanying notes are an integral part of these financial statements.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Financial Statements
Statements of Assets and Liabilities
January 31, 1997 (unaudited)



                                                           Franklin TempletonFranklin Templeton Franklin Templeton
                                                              Conservative        Moderate            Growth
                                                               Target Fund       Target Fund        Target Fund
                                                            ----------------  ----------------   ----------------
Assets:
 Investments in securities:
At identified cost......................................           $152,475           $165,479          $293,422
                                                            ================  ================   ================
At value................................................            154,096            168,515           298,292
 Receivables from repurchase agreements,
 at value and cost......................................                 --                 --            13,994
 Cash...................................................                 --                 --             2,050
 Receivables:
Capital shares sold.....................................                 --                149             5,986
 Unamortized offering costs.............................             36,736             36,736            36,736
 Unamortized organization costs.........................             67,135             67,135            67,135
                                                            ----------------  ----------------   ----------------
Total assets............................................            257,967            272,535           424,193
                                                            ----------------  ----------------   ----------------
Liabilities:
 Payables:
Investment securities purchased.........................                 --                 --            13,985
Asset allocation fees...................................                 27                 29                34
Distribution fees.......................................                 60                 62                71
Payable to manager for organization costs...............             36,736             36,736            36,736
Payable to manager for offering costs...................             67,135             67,135            67,135
 Accrued expenses and other liabilities.................                 16                 20                34
                                                            ----------------  ----------------   ----------------
Total liabilities.......................................            103,974            103,982           117,995
                                                            ----------------  ----------------   ----------------
Net assets, at value ...................................           $153,993           $168,553          $306,198
                                                            ================  ================   ================
Net assets consist of:
 Undistributed net investment income (loss).............               $186               $113              $(38)
 Net unrealized appreciation on investments.............              1,621              3,036             4,870
 Class I capital shares.................................            102,186            115,404           219,557
 Class II capital shares................................             50,000             50,000            81,809
                                                            ----------------  ----------------   ----------------
Net assets, at value ...................................           $153,993           $168,553          $306,198
                                                            ================  ================   ================
Class I Shares:
 Net assets, at value ..................................           $103,213           $117,266          $222,412
                                                            ================  ================   ================
 Shares outstanding.....................................             10,156             11,426            21,447
                                                            ================  ================   ================
 Net asset value per share*.............................             $10.16             $10.26               $10.37
                                                            ================  ================   ================
Class II Shares:
 Net assets, at value ..................................           $ 50,780           $ 51,287          $ 83,787
                                                            ================  ================   ================
 Shares outstanding.....................................              5,000              5,000             8,088
                                                            ================  ================   ================
 Net asset value per share*.............................             $10.16             $10.26               $10.36
                                                            ================  ================   ================

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Financial Statements (cont.)
Statements of Operations
for the period ended January 31, 1997 (unaudited)

                                                           Franklin TempletonFranklin Templeton Franklin Templeton
                                                              Conservative        Moderate            Growth
                                                               Target Fund       Target Fund        Target Fund
                                                            ----------------  ----------------   ----------------
Investment income:
 Dividends..............................................              $ 277             $ 191               $ 61
 Interest (Note 1)......................................                 23                42                 40
                                                            ----------------  ----------------   ----------------
                                                                        300               233                101
                                                            ----------------  ----------------   ----------------
Expenses:
 Asset Allocation fees (Note 6) ........................                 27                29                 34
 Distribution fees - Class I (Note 6)...................                 17                18                 22
 Distribution fees - Class II (Note 6)..................                 43                44                 49
 Shareholder servicing costs (Note 6)...................                 20                15                 78
 Amortization of offering costs ........................              3,530             3,530              3,530
 Amortization of organization costs.....................              1,198             1,198              1,198
 Professional fees......................................                368               403                732
 Reports to shareholders ...............................                165               181                329
 Other..................................................                 26                29                 53
 Asset allocation fees waived by manager (Note 6).......                (27)              (29)               (34)
 Other expenses assumed by manager......................             (5,253)           (5,298)            (5,852)
                                                            ----------------  ----------------   ----------------
Total expenses..........................................                114               120                139
                                                            ----------------  ----------------   ----------------
 Net investment income (loss)...........................                186               113                (38)
                                                            ----------------  ----------------   ----------------
Realized and unrealized gain from investments:
 Net unrealized appreciation............................              1,621             3,036              4,870
                                                            ----------------  ----------------   ----------------
Net realized and unrealized gain .......................              1,621             3,036              4,870
                                                            ----------------  ----------------   ----------------
Net increase in net assets resulting from operations....             $1,807            $3,149             $4,832
                                                            ================  ================   ================



The accompanying notes are an integral part of these financial statements.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Financial Statements (cont.)
Statements of Changes in Net Assets
for the period ended January 31, 1997 (unaudited)

                                                           Franklin TempletonFranklin Templeton Franklin Templeton
                                                              Conservative        Moderate            Growth
                                                               Target Fund       Target Fund        Target Fund
                                                            ----------------  ----------------   ----------------
                                                                  1997              1997               1997
                                                            ----------------  ----------------   ----------------

Increase in net assets:
 Operations:
Net investment income (loss)............................              $ 186              $ 113             $ (38)
Net unrealized appreciation on investments..............              1,621              3,036             4,870
                                                            ----------------  ----------------   ----------------
Net increase in net assets resulting
 from operations........................................              1,807              3,149             4,832
Increase in net assets from capital share
 transactions (Note 4)..................................            112,186            125,404           261,366
                                                            ----------------  ----------------   ----------------
Net increase in net assets..............................            113,993            128,553           266,198
Net assets:
 Beginning of period....................................             40,000             40,000            40,000
                                                            ----------------  ----------------   ----------------
 End of period..........................................           $153,993           $168,553          $306,198
                                                            ================  ================   ================
Undistributed net investment income (loss) included in net assets:
Beginning of period.....................................                 --                 --                --
                                                            ================  ================   ================
End of period...........................................              $ 186              $ 113             $ (38)
                                                            ================  ================   ================


The accompanying notes are an integral part of these financial statements.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is an open-end, non-diversified management investment company (mutual fund), registered under the Investment Company Act of 1940, as amended. The Trust consists of three separate funds (the Funds): Franklin Templeton Conservative Target Fund (the Conservative Target Fund), Franklin Templeton Moderate Target Fund (the Moderate Target Fund), and Franklin Templeton Growth Target Fund (the Growth Target
Fund). Each of the Funds issues a separate series of the Trust's shares and maintains a totally separate investment portfolio. The investment objective of each Fund is to seek the highest level of long-term total return.

The Funds became effective December 31, 1996.

The Funds offer two classes of shares, Class I and Class II. Class I shares are sold with a higher front-end sales charge than Class II shares. Each class of shares may be subject to a contingent deferred sales charge and has the same rights, except with respect to the effect of the respective sales charges, the distribution fees borne by each class, voting rights on matters affecting a single class and the exchange privilege of each class.

The Funds will invest primarily in open-end investment companies that are members of the Franklin Templeton Group of Funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Underlying Funds include funds investing in U.S. and foreign stocks, bonds, and money market instruments. At any point in time, it can be expected that each Fund will invest in a different combination of Underlying Funds, reflecting the different levels of risk and return each Fund seeks.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. Security Valuation:

Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

b. Income Taxes:

The Funds intend to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to shareholders which will be sufficient to relieve the Funds from income and excise taxes. Each Fund is treated as a separate entity in the determination of compliance with the Internal Revenue Code.

c. Security Transactions:

Investments in the Underlying Funds are accounted for on the date the Underlying Funds are purchased or sold (trade date). Realized gains and losses on investments in the Underlying Funds are determined on the basis of specific identification.

d. Investment Income, Expenses and Distributions:

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative portion of net assets of each class.

e. Accounting Estimates:

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

1. SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Expense Allocation:

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

h. Repurchase Agreements:

The Funds may enter into joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements with government securities dealers recognized by the Federal Reserve Board and/or member banks of the Federal Reserve System. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by underlying U.S. government securities, which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At January 31, 1997, all outstanding repurchase agreements held by the Funds had been entered into on that date.

2. ORGANIZATION COSTS

The organization costs of the Funds are amortized on a straight-line basis over a period of five years from the effective date of registration under the Securities Act of 1933. In the event Franklin Resources, Inc. (Resources) (which was the sole shareholder prior to the effective date) redeems its initial shares within the five-year period, the pro-rata share of the then-unamortized deferred organization costs will be deducted from the redemption price paid to Resources. New investors exchanging into the Fund subsequent to that date bear such costs during the amortization period only as such charges are accrued daily against investment income. Franklin Advisers, Inc. (Advisers), the Funds' investment manager, advanced the organization costs of each of the Funds in the amount of $68,333. In an effort to minimize the Funds' expenses, Advisers agreed in advance to waive repayment of the current period's amortization of the Funds, aggregating $10,857.

3. OFFERING COSTS

The offering costs of the Funds are amortized on a straight-line basis over a period of twelve months from the effective date of registration under the Securities Act of 1933. Franklin Advisers, Inc. (Advisers), the Funds' investment manager, advanced the offering costs of each of the Funds in the amount of $40,265. In an effort to minimize the Funds' expenses, Advisers agreed in advance to waive repayment of the current period's amortization of the Funds, aggregating $3,594.

4. TRUST SHARES

At January 31, 1997, there was an unlimited number of $.01 par value shares of beneficial interest authorized. Transactions in each of the Fund's shares for the period ended January 31, 1997 were as follows:


                                                       Franklin Templeton Franklin Templeton   Franklin Templeton
                                                          Conservative         Moderate              Growth
                                                           Target Fund        Target Fund          Target Fund
                                                          ------------       -------------       --------------
                                                        Shares   Amount    Shares    Amount    Shares    Amount
                                                         -----   -------   ------    -------   ------   --------
Class I Shares:
1997
 Shares sold .........................................   8,156   $82,186    9,426    $95,404   19,447   $199,557
 Shares issued in reinvestment of distributions.......      --        --       --         --       --         --
 Shares redeemed......................................      --        --       --         --       --         --
                                                         -----   -------   ------    -------   ------   --------
 Net increase.........................................   8,156   $82,186    9,426    $95,404   19,447   $199,557
                                                         =====   =======   ======    =======   ======   ========
Class II Shares:
1997
 Shares sold ........................................    3,000   $30,000    3,000    $30,000    6,088    $61,809
 Shares issued in reinvestment of distributions......       --        --       --         --       --         --
 Shares redeemed ....................................       --        --       --         --       --         --
                                                         -----   -------   ------    -------   ------   --------
 Net increase .......................................    3,000   $30,000    3,000    $30,000    6,088    $61,809
                                                         =====   =======   ======    =======   ======   ========

5. PURCHASES AND SALES OF SECURITIES

Purchases of the Underlying Funds (excluding purchases and sales of short-term securities) for the period ended January 31, 1997, were as follows:

                                               Franklin TempletonFranklin Templeton Franklin Templeton
                                                  Conservative        Moderate            Growth
                                                   Target Fund       Target Fund        Target Fund
                                                ----------------  ----------------   ----------------
            Purchases........................          $152,475           $165,479           $293,422

There were no sales of the Underlying Funds during the period ended January 31, 1997.


6. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

a. Investment Advisory and Asset Allocation Agreement:

Under the terms of an investment advisory and asset allocation agreement, Franklin Advisers, Inc. (Advisers), provides asset allocation advice and receives fees computed monthly at an annualized rate of 0.25% of each Fund's average daily net assets.

For the period ended January 31, 1997, Advisers agreed in advance to waive asset allocation fees and assume payment of other expenses as noted in the Statement of Operations.

b. Administrative Services
Under the terms of an administration agreement, Franklin Templeton Services, Inc. (FT Services) provides certain administrative services and facilities to each Fund at no charge.

c. Shareholder Services Agreement:

Under the terms of a shareholder service agreement with Franklin/Templeton Investor Services, Inc. (Investor Services), the Funds pay costs on a per shareholder account basis. Shareholder servicing costs incurred by the Funds for the period ended January 31, 1997, aggregated $113, of which $85 was paid to Investor Services.

d. Distribution Plans and Underwriting Agreement:

Under the terms of distribution plans pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the Plans), the Funds reimburse Franklin/Templeton Distributors, Inc. (Distributors), in an amount up to a maximum of 0.25% per annum for Class I and 1.00% per annum for Class II, of the average daily net assets of such class of the Funds, for costs incurred in the promotion, offering and marketing of the Funds' shares. The Plans do not permit nor require payments of excess costs after termination. Fees incurred by the Funds under the Plans aggregated $193 for the period ended January 31, 1997.

In its capacity as underwriter for the shares of the Funds, Distributors receives commissions on sales of the Funds' capital stock. Commissions are deducted from the gross proceeds received from the sale of the capital stock of the Funds, and as such are not expenses of the Funds. Distributors may also make payments, out of its own resources, to the dealers for certain sales of the Funds' shares. Commissions received by Distributors and the amounts paid to other dealers for the period ended January 31, 1997, were as follows:

                                               Franklin TempletonFranklin Templeton Franklin Templeton
                                                  Conservative        Moderate            Growth
                                                   Target Fund       Target Fund        Target Fund
                                                ----------------  ----------------   ----------------
            Total commissions received.......                $--                $4              $ 758
            Paid to other dealers............                $--                $4             $1,079

e. Other Affiliated Parties and Transactions:

Certain officers and directors of the Trust are also officers and/or directors of Advisers, FT Services, Investor Services, and Distributors, all wholly-owned subsidiaries of Resources and the Underlying Funds.

7. FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period by Fund are as follows:

                    Per Share Operating Performance                                            Ratios/Supplemental Data
             ____________________________________________                                   _______________________________
                                                                                                            Ratio of
                                                                                                           Expenses to
                                                                                                           Average Net  Ratio of Net
                                                                                     Net      Ratio of   Assets (before  Investment
           Net Asset      Net     Net Realized               Net Asset             Assets     Expenses     fee waiver      Income
Year       Value at   Investment  & Unrealized  Total From     Value               at End    to Average    and expense    (Loss) to
Ended      Beginning    Income       Gain on    Investment    at End       Total  of Period      Net       reduction)      Average
July 31,   of Period    (Loss)     Securities   Operations   of Period    Return+(in 000's)   Assets++      (Note 6)     Net Assets*


Franklin Templeton Conservative Target Fund
Class I Shares:
 1997**    $10.00     $.013       $.147           $.160       $10.16      1.60%      $103        .74%*        47.91%      1.94%
Class II Shares:
 1997**     10.00      .012        .148            .160        10.16      1.60         51       1.46*         50.05       1.30
Franklin Templeton Moderate Target Fund
Class I Shares:
 1997**     10.00      .008        .252            .260        10.26      2.60        118        .72*         44.72       1.21
Class II Shares:
 1997**     10.00      .005        .255            .260        10.26      2.60         51       1.47*         46.86        .51
Franklin Templeton Growth Target Fund
Class I Shares:
 1997**     10.00        --        .370            .370        10.37      3.70        222        .70*         40.41       (.02)
Class II Shares:
 1997**     10.00     (.004)       .364            .360        10.36      3.60         84       1.50*         48.41       (.74)

*Annualized

**For the period December 31, 1996 (effective date) to January 31, 1997.

+Total return measures the change in value of an investment over the period indicated. It is not annualized. It does not include the maximum front-end sales charge or contingent deferred sales charge, and assumes reinvestment of dividends and capital gains at net asset value.

++During the periods indicated, Advisers agreed in advance to waive a portion of asset allocation fees and made payments of other expenses incurred by the Funds.






Franklin Templeton Fund Allocator Series Semi-Annual Report January 31, 1997.


APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304
(a)OF REGULATION S-T)


GRAPHIC MATERIAL (1)

This chart shows in pie format the asset allocation of the fund's securities on January 31, 1997, based on total net assets.



Franklin U.S. Government                  15.9%
   Securities Fund
Franklin Growth Fund                      12.7%
Franklin's AGE High Income Fund           12.1%
Franklin Utilities Fund                   10.9%
Mutual Discovery Fund                     10.3%
Mutual Shares Fund                         9.7%
Templeton Global Bond Fund                 7.8%
Templeton Foreign Fund                     4.0%
7 Other Franklin Templeton Funds          16.6%
   & Other Net Assets



GRAPHIC MATERIAL (2)

This chart shows in pie format the asset allocation of the fund's securities on January 31, 1997, based on total net assets.



Mutual Discovery Fund                     20.4%
Franklin Utilities Fund                    6.2%
Franklin's AGE High Income Fund            5.6%
Franklin Growth Fund                      20.1%
Templeton Global Bond Fund                11.1%
Mutual Shares Fund                         5.1%
Templeton Foreign Fund                     5.0%
Franklin Natural Resources Fund            4.8%
Franklin Templeton German                  4.7%
  Government Bond Fund
7 Other Franklin Templeton Funds          17.0%
  & Other Net Assets



GRAPHIC MATERIAL (3)

This chart shows in pie format the asset allocation of the fund's securities on January 31, 1997, based on total net assets.



Franklin Equity Fund                      12.1%
Franklin Natural Resources Fund            7.0%
Franklin Templeton German Government       5.0%
    Bond Fund
Mutual Shares Fund                         4.9%
Mutual Discovery Fund                     19.5%
Franklin Growth Fund                      19.1%
Franklin Value Fund                        4.9%
Templeton Foreign Fund                     4.8%
Templeton Developing Markets Trust         4.7%
Franklin U.S. Government Securities Fund   4.1%
5 Other Franklin Templeton Funds          13.9%
   & Other Net Assets